Cover	Nov. 12, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 12, 2026
Entity Registrant Name	Octave Intelligence plc
Entity Incorporation, State or Country Code	L2
Entity File Number	001-43124
Entity Tax Identification Number	98-1878833
Entity Address, Address Line One	305 Intergraph Way
Entity Address, City or Town	Madison
Entity Address, State or Province	AL
Entity Address, Postal Zip Code	35758
City Area Code	256
Local Phone Number	730-2000
Title of 12(b) Security	Class B Ordinary Shares, $0.01 Par Value
Trading Symbol	OCTV
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0002083632